Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 273,742		¥ 253,143	¥ 229,412
Net current-period other comprehensive income (loss)	17	$ 2	(979)	(1,536)
Balances	276,560	39,548	273,742	253,143
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(2,846)		(2,151)	(1,326)
Other comprehensive income (loss) before reclassification	624		(428)	(626)
Amounts reclassified from accumulated other comprehensive income (loss)	0		(338)	(287)
Net current-period other comprehensive income (loss)	624		(766)	(913)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	73		71	88
Balances	(2,149)	(308)	(2,846)	(2,151)
Unrealized gains (losses) on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	437		263	457
Other comprehensive income (loss) before reclassification	(79)		103	(188)
Amounts reclassified from accumulated other comprehensive income (loss)	(17)		71	(13)
Net current-period other comprehensive income (loss)	(96)		174	(201)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	63		0	7
Balances	404	58	437	263
Unrealized gains (losses) on derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	606		993	1,415
Other comprehensive income (loss) before reclassification	(511)		(387)	(422)
Amounts reclassified from accumulated other comprehensive income (loss)	0		0	0
Net current-period other comprehensive income (loss)	(511)		(387)	(422)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	0		0	0
Balances	95	14	606	993
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(1,803)		(895)	546
Other comprehensive income (loss) before reclassification	34		(712)	(1,236)
Amounts reclassified from accumulated other comprehensive income (loss)	(17)		(267)	(300)
Net current-period other comprehensive income (loss)	17		(979)	(1,536)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	136		71	95
Balances	¥ (1,650)	$ (236)	¥ (1,803)	¥ (895)